Average Annual Total Returns - Class ADV I S S2 Shares - Voya International Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI EAFE® Index 1 Yr		Class ADV MSCI EAFE® Index 5 Yrs		Class ADV MSCI EAFE® Index 10 Yrs		Class ADV MSCI EAFE® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs		Class I MSCI EAFE® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI EAFE® Index 1 Yr	Class S MSCI EAFE® Index 5 Yrs	Class S MSCI EAFE® Index 10 Yrs	Class S MSCI EAFE® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 MSCI EAFE® Index 1 Yr		Class S2 MSCI EAFE® Index 5 Yrs		Class S2 MSCI EAFE® Index 10 Yrs		Class S2 MSCI EAFE® Index Since Inception
Total	7.28%	6.78%	4.81%		Mar. 10, 2008	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.90%	7.32%	5.33%		Mar. 10, 2008	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.62%	7.03%	5.06%		Mar. 10, 2008	7.82%	7.45%	5.51%		7.40%	6.87%	4.89%		Feb. 27, 2009	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.